Loss and Loss Adjustment Expense Reserves - Schedule of Incurred and Paid Claims Development (Details) (10-K) $ in Thousands	Dec. 31, 2016 USD ($) Number	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Homeowners Multi-Peril Policies [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 28,308
Total of IBNR Liabilities Plus Expected Development on Reported Losses	$ 1,322
Cumulative number of reported claims | Number	4,525
Homeowners Multi-Peril Policies [Member] | Accident Year 2012 [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Incurred losses and loss adjustment expenses, net of reinsurance
Homeowners Multi-Peril Policies [Member] | Accident Year 2013 [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 355	355	380	460
Cumulative number of reported claims | Number	57
Homeowners Multi-Peril Policies [Member] | Accident Year 2014 [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 4,357	3,878	3,680
Cumulative number of reported claims | Number	557
Homeowners Multi-Peril Policies [Member] | Accident Year 2015 [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 7,734	8,442
Total of IBNR Liabilities Plus Expected Development on Reported Losses	$ 170
Cumulative number of reported claims | Number	1,207
Homeowners Multi-Peril Policies [Member] | Accident Year 2016 [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 15,862
Total of IBNR Liabilities Plus Expected Development on Reported Losses	$ 1,152
Cumulative number of reported claims | Number	2,704
Special Property Policies [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 4,553
Total of IBNR Liabilities Plus Expected Development on Reported Losses	$ 478
Cumulative number of reported claims | Number	862
Special Property Policies [Member] | Accident Year 2012 [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Incurred losses and loss adjustment expenses, net of reinsurance					9,392
Special Property Policies [Member] | Accident Year 2013 [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 2,400	2,363	2,375	2,478
Cumulative number of reported claims | Number	406
Special Property Policies [Member] | Accident Year 2014 [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 120	120	115
Cumulative number of reported claims | Number	33
Special Property Policies [Member] | Accident Year 2015 [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 1,142	1,331
Total of IBNR Liabilities Plus Expected Development on Reported Losses	$ 30
Cumulative number of reported claims | Number	191
Special Property Policies [Member] | Accident Year 2016 [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 891
Total of IBNR Liabilities Plus Expected Development on Reported Losses	$ 448
Cumulative number of reported claims | Number	232
All Product Line [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 32,861
Total of IBNR Liabilities Plus Expected Development on Reported Losses	$ 1,800
Cumulative number of reported claims | Number	5,387
All Product Line [Member] | Accident Year 2012 [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Incurred losses and loss adjustment expenses, net of reinsurance					$ 9,392
All Product Line [Member] | Accident Year 2013 [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 2,755	2,718	2,755	$ 2,938
Cumulative number of reported claims | Number	463
All Product Line [Member] | Accident Year 2014 [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 4,477	3,998	$ 3,795
Cumulative number of reported claims | Number	590
All Product Line [Member] | Accident Year 2015 [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 8,876	$ 9,773
Total of IBNR Liabilities Plus Expected Development on Reported Losses	$ 200
Cumulative number of reported claims | Number	1,398
All Product Line [Member] | Accident Year 2016 [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 16,753
Total of IBNR Liabilities Plus Expected Development on Reported Losses	$ 1,600
Cumulative number of reported claims | Number	2,936